Stock Option Plans (Summary of Assumptions Used in Valuation of Stock-Based Awards) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 11 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Volatility	57.98%	58.51%	58.50%	62.30%	76.00%
Risk-free interest rate	1.50%	1.96%	1.90%	1.90%	2.20%
Dividend yield	0.00%	0.00%